Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.77%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.58%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2020.

* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	67,334,780,850	A (i)	70,987,192,181
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	67,334,780,850
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	653,445,507
Total: A + B + C + D + E - F	66,681,335,343

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,752,169,007
-
A = lesser of (i) Present Value of outstanding loan balance of	71,807,404,974
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	71,807,404,974

Intercompany Loan Balance

Guarantee Loan	62,794,632,287
Demand Loan	9,605,776,091
Total	72,400,408,379

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
November 30, 2020	N/A	N/A

Portfolio Flow of Funds

	11/30/2020		10/29/2020
Cash Inflows
Principal Receipts	1,301,384,600.03	(7)	1,096,394,800.80	(7)
Sale of Loans	74,377,078.63		1,962,401,227.54
Revenue Receipts	179,222,788.75		180,536,997.82
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(178,955,160.83)	(8)	(179,955,499.35)	(9)
Purchase of Loans	(86,125,980.22)		(98,222,214.35)
Intercompany Loan Repayment	(1,289,635,698.44)	(7)(8)	(2,920,894,324.10)	(7)(9)
Distribution to Partners	-		(78,903,189.35)
Other Inflows / Outflows(10)	(46.07)		(59,572.85)
Net Inflows/(Outflows)	267,581.85		(38,701,773.84)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.3411%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on December 17th, 2020.
(9) This amount was paid out on November 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 72,246,548,177
Current Month Ending Balance (1)	$ 70,960,340,015
Number of Mortgage Loans in Pool	269,737
Average Loan Size	$263,072
Number of Primary Borrowers	237,452
Number of Properties	242,227

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.05%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.21%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.24%
Weighted Average Seasoning of Loans in the Portfolio	24.27	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.72%
Weighted Average Original Term of Loans in the Portfolio	55.26	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.99	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	26.33	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	269,675	99.98%	70,943,903,909	99.98%
30 to 59 Days Past Due	48	0.02%	13,473,188	0.02%
60 to 89 Days Past Due	14	0.01%	2,962,919	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,682	10.26%	6,593,439,594	9.29%
British Columbia	45,837	16.99%	15,835,565,714	22.32%
Manitoba	5,194	1.93%	816,082,985	1.15%
New Brunswick	6,144	2.28%	613,827,831	0.87%
Newfoundland	6,518	2.42%	878,584,320	1.24%
Northwest Territories	76	0.03%	17,236,874	0.02%
Nova Scotia	9,277	3.44%	1,212,567,403	1.71%
Nunavut	-	0.00%	-	0.00%
Ontario	157,016	58.21%	42,669,033,332	60.13%
Prince Edward Island	1,350	0.50%	165,844,689	0.23%
Quebec	2,799	1.04%	650,942,135	0.92%
Saskatchewan	7,396	2.74%	1,411,800,932	1.99%
Yukon	448	0.17%	95,414,206	0.13%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	5,695	2.11%	1,890,870,322	2.66%
599 or less	1,718	0.64%	422,200,461	0.59%
600 - 650	4,159	1.54%	1,137,774,652	1.60%
651 - 700	13,223	4.90%	3,731,479,145	5.26%
701 - 750	28,302	10.49%	7,805,183,150	11.00%
751 - 800	46,085	17.09%	12,855,186,743	18.12%
801 and Above	170,555	63.23%	43,117,645,543	60.76%
Total	269,737	100.00%	70,960,340,015	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	235,058	87.14%	59,344,228,380	83.63%
Variable	34,679	12.86%	11,616,111,635	16.37%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	200,625	74.38%	45,883,320,751	64.66%
Non-STEP	69,112	25.62%	25,077,019,264	35.34%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,349	5.32%	3,047,549,228	4.29%
Owner Occupied	255,388	94.68%	67,912,790,787	95.71%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	77,907	28.88%	22,163,668,880	31.23%
2.5000 - 2.9999	119,867	44.44%	31,517,309,946	44.42%
3.0000 - 3.4999	44,522	16.51%	11,367,576,713	16.02%
3.5000 - 3.9999	25,676	9.52%	5,609,953,075	7.91%
4.0000 - 4.4999	1,234	0.46%	186,188,780	0.26%
4.5000 - 4.9999	109	0.04%	17,290,484	0.02%
5.0000 - 5.4999	30	0.01%	3,053,138	0.00%
5.5000 and Above	392	0.15%	95,298,999	0.13%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	27,577	10.22%	2,358,055,695	3.32%
20.01-25.00	11,877	4.40%	1,810,810,530	2.55%
25.01-30.00	14,497	5.37%	2,673,912,148	3.77%
30.01-35.00	17,187	6.37%	3,612,997,859	5.09%
35.01-40.00	20,845	7.73%	4,894,994,371	6.90%
40.01-45.00	23,614	8.75%	6,133,795,367	8.64%
45.01-50.00	25,256	9.36%	6,945,769,154	9.79%
50.01-55.00	24,587	9.12%	7,271,423,118	10.25%
55.01-60.00	24,772	9.18%	7,773,144,756	10.95%
60.01-65.00	23,808	8.83%	8,165,319,380	11.51%
65.01-70.00	23,740	8.80%	8,478,550,973	11.95%
70.01-75.00	18,124	6.72%	6,519,404,906	9.19%
75.01-80.00	10,957	4.06%	3,480,777,943	4.91%
80.01-90.00	2,553	0.95%	745,940,309	1.05%
90.01-100.00	266	0.10%	72,849,867	0.10%
Over 100.00	77	0.03%	22,593,642	0.03%
Total	269,737	100.00%	70,960,340,015	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	42,294	15.68%	9,315,877,817	13.13%
12.00 - 23.99	68,336	25.33%	17,451,819,114	24.59%
24.00 - 35.99	64,252	23.82%	17,096,533,195	24.09%
36.00 - 41.99	18,891	7.00%	5,465,989,933	7.70%
42.00 - 47.99	23,289	8.63%	7,654,989,515	10.79%
48.00 - 53.99	23,130	8.58%	6,927,262,902	9.76%
54.00 - 59.99	24,089	8.93%	5,604,437,335	7.90%
60.00 - 65.99	4,922	1.82%	1,330,104,105	1.87%
66.00 - 71.99	52	0.02%	10,456,264	0.01%
72.00 and Above	482	0.18%	102,869,835	0.14%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,849	22.56%	3,523,014,028.27	4.96%
100,000 - 149,999	35,470	13.15%	4,440,547,521.22	6.26%
150,000 - 199,999	32,949	12.22%	5,759,365,176.54	8.12%
200,000 - 249,999	29,398	10.90%	6,605,833,198.33	9.31%
250,000 - 299,999	24,557	9.10%	6,734,014,702.79	9.49%
300,000 - 349,999	19,456	7.21%	6,304,758,258.24	8.88%
350,000 - 399,999	15,023	5.57%	5,620,050,600.18	7.92%
400,000 - 449,999	11,168	4.14%	4,737,440,826.64	6.68%
450,000 - 499,999	8,868	3.29%	4,204,871,066.20	5.93%
500,000 - 549,999	6,889	2.55%	3,610,293,433.25	5.09%
550,000 - 599,999	5,583	2.07%	3,204,929,111.28	4.52%
600,000 - 649,999	4,046	1.50%	2,524,068,923.98	3.56%
650,000 - 699,999	3,043	1.13%	2,051,379,091.58	2.89%
700,000 - 749,999	2,379	0.88%	1,723,271,765.83	2.43%
750,000 - 799,999	2,023	0.75%	1,565,229,991.96	2.21%
800,000 - 849,999	1,568	0.58%	1,291,669,059.55	1.82%
850,000 - 899,999	1,332	0.49%	1,163,568,886.02	1.64%
900,000 - 949,999	991	0.37%	916,192,576.65	1.29%
950,000 - 999,999	812	0.30%	790,228,538.12	1.11%
1,000,000 or Greater	3,333	1.24%	4,189,613,258.65	5.90%
Total	269,737	100.00%	70,960,340,015	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	44,726	16.58%	11,014,062,019	15.52%
Single Family	219,783	81.48%	58,532,417,050	82.49%
Multi Family	4,548	1.69%	1,271,620,052	1.79%
Other	680	0.25%	142,240,895	0.20%
Total	269,737	100.00%	70,960,340,015	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	96,370,379	75,978,778	96,350,448	130,246,110	151,245,362	196,057,257	257,291,505	323,187,168	431,085,137	547,205,938	755,497,786	1,257,241,040	1,725,388,359	505,514,033	40,386,308	4,393,989	6,593,439,594	9.29%
	Current and Less Than 30 Days Past Due	96,344,120	75,978,778	96,350,448	130,246,110	151,245,362	196,057,257	257,291,505	323,187,168	431,006,441	547,031,667	755,497,786	1,257,201,880	1,725,178,451	505,514,033	39,946,324	4,393,989	6,592,471,317	99.99%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	78,696	174,271	-	39,160	209,908	-	-	-	502,034	0.01%
	60 to 89 Days Past Due	26,259	-	-	-	-	-	-	-	-	-	-	-	-	-	439,984	-	466,243	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	521,313,108	393,992,111	550,334,216	753,844,324	1,038,474,459	1,254,722,889	1,410,419,224	1,590,694,182	1,732,190,217	1,718,086,348	1,613,747,423	2,059,133,918	1,050,562,045	133,103,323	8,393,996	6,553,932	15,835,565,714	22.32%
	Current and Less Than 30 Days Past Due	521,313,108	393,992,111	550,334,216	753,844,324	1,038,474,459	1,254,722,889	1,410,419,224	1,590,223,670	1,732,190,217	1,717,731,930	1,613,352,813	2,058,227,154	1,049,742,123	132,615,732	8,393,996	6,553,932	15,832,131,898	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	470,512	-	-	-	906,764	819,922	487,590	-	-	2,684,788	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	354,417	394,610	-	-	-	-	-	749,028	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	16,981,028	11,501,246	17,589,396	22,228,428	31,142,519	40,293,923	53,692,845	71,813,786	103,688,442	122,996,729	144,963,483	138,954,103	39,986,786	250,270	-	-	816,082,985	1.15%
	Current and Less Than 30 Days Past Due	16,981,028	11,501,246	17,589,396	22,228,428	31,142,519	40,293,923	53,692,845	71,813,786	103,688,442	122,996,729	144,963,483	138,954,103	39,986,786	250,270	-	-	816,082,985	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	16,150,318	12,873,429	17,243,305	29,289,803	39,940,902	52,162,342	76,674,346	69,023,591	71,248,643	61,597,156	92,923,733	67,507,223	7,070,263	122,778	-	-	613,827,831	0.87%
	Current and Less Than 30 Days Past Due	16,150,318	12,873,429	17,243,305	29,289,803	39,940,902	52,162,342	76,487,222	69,023,591	71,248,643	61,597,156	92,923,733	67,507,223	7,070,263	122,778	-	-	613,640,707	99.97%
	30 to 59 Days Past Due	-	-	-	-	-	-	139,816	-	-	-	-	-	-	-	-	-	139,816	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	47,308	-	-	-	-	-	-	-	-	-	47,308	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,197,336	7,318,972	11,503,636	16,184,271	24,192,063	26,884,275	42,975,620	55,225,382	61,987,990	81,467,115	133,075,061	198,734,618	183,962,073	23,721,947	462,375	691,586	878,584,320	1.24%
	Current and Less Than 30 Days Past Due	10,197,336	7,318,972	11,503,636	16,184,271	24,192,063	26,884,275	42,975,620	55,225,382	61,987,990	81,467,115	132,916,431	198,636,666	183,962,073	23,480,524	462,375	691,586	878,086,314	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	158,630	-	-	241,423	-	-	400,053	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	97,952	-	-	-	-	97,952	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	348,749	406,855	549,627	1,428,422	399,160	1,619,420	996,386	1,864,911	2,175,069	2,441,310	2,466,645	2,312,864	227,456	-	-	-	17,236,874	0.02%
	Current and Less Than 30 Days Past Due	348,749	406,855	549,627	1,428,422	399,160	1,619,420	996,386	1,864,911	2,175,069	2,441,310	2,466,645	2,312,864	227,456	-	-	-	17,236,874	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	28,078,927	20,832,719	34,124,096	45,322,642	65,509,304	79,057,141	134,786,513	168,990,383	209,568,439	161,397,371	165,602,687	86,609,990	11,100,046	1,240,469	346,676	-	1,212,567,403	1.71%
	Current and Less Than 30 Days Past Due	28,078,927	20,832,719	34,124,096	45,322,642	65,509,304	79,057,141	134,786,513	168,990,383	209,054,862	161,397,371	165,491,150	86,609,990	11,100,046	1,240,469	346,676	-	1,211,942,289	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	111,537	-	-	-	-	-	111,537	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	513,577	-	-	-	-	-	-	-	513,577	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-		-	-	-	-	-	-	-	-		-		-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-		-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,624,856,056	1,255,355,858	1,891,189,383	2,536,585,606	3,440,565,980	4,327,937,272	4,722,362,823	4,754,622,342	4,874,562,861	5,188,118,497	5,110,937,798	2,399,959,848	428,992,665	78,956,116	23,076,092	10,954,135	42,669,033,332	60.13%
	Current and Less Than 30 Days Past Due	1,624,504,899	1,255,207,671	1,890,664,869	2,536,387,893	3,440,209,425	4,326,801,487	4,721,534,002	4,753,072,675	4,873,567,927	5,187,320,453	5,108,744,079	2,399,376,154	428,992,665	78,956,116	23,076,092	10,954,135	42,659,370,544	99.98%
	30 to 59 Days Past Due	351,157	148,187	524,514	65,638	356,555	904,617	828,821	1,480,930	994,934	798,044	1,590,925	583,694	-	-	-	-	8,628,016	0.02%
	60 to 89 Days Past Due	-	-	-	132,074	-	231,168	-	68,736	-	-	602,794	-	-	-	-	-	1,034,772	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,913,851	1,980,570	5,517,440	5,838,158	8,141,113	15,000,630	16,470,049	14,622,053	20,431,927	19,500,342	32,785,466	19,057,575	1,585,514	-	-	-	165,844,689	0.23%
	Current and Less Than 30 Days Past Due	4,913,851	1,980,570	5,517,440	5,838,158	8,141,113	15,000,630	16,362,679	14,622,053	20,431,927	19,500,342	32,785,466	19,057,575	1,585,514	-	-	-	165,737,319	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	53,331	-	-	-	-	-	-	-	-	-	53,331	0.03%
	60 to 89 Days Past Due	-	-	-	-	-	-	54,039	-	-	-	-	-	-	-	-	-	54,039	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-		-	-	0.00%
Quebec	All	9,500,381	7,197,753	13,309,499	18,700,483	22,573,792	29,734,342	40,022,522	45,974,642	60,731,531	80,159,670	194,620,559	110,871,526	14,808,393	2,552,623	184,420	-	650,942,135	0.92%
	Current and Less Than 30 Days Past Due	9,500,381	7,197,753	13,309,499	18,700,483	22,573,792	29,734,342	40,022,522	45,974,642	60,731,531	80,159,670	194,462,416	110,871,526	14,808,393	2,552,623	184,420	-	650,783,992	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	158,143	-	-	-	-	-	158,143	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	26,607,930	21,358,524	33,625,101	48,952,256	64,961,074	104,246,275	184,039,463	166,218,905	194,882,118	169,737,751	215,580,014	164,243,033	16,869,737	478,751	-	-	1,411,800,932	1.99%
	Current and Less Than 30 Days Past Due	26,607,930	21,358,524	33,625,101	48,952,256	64,961,074	104,246,275	183,535,112	166,218,905	194,882,118	169,446,632	215,580,014	164,243,033	16,869,737	478,751	-	-	1,411,005,463	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	504,351	-	-	291,119	-	-	-	-	-	-	795,469	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,737,632	2,013,716	2,576,001	4,377,357	7,848,644	6,079,600	6,037,857	9,185,774	10,592,380	12,611,153	16,350,317	14,779,169	224,606	-	-	-	95,414,206	0.13%
	Current and Less Than 30 Days Past Due	2,737,632	2,013,716	2,576,001	4,377,357	7,848,644	6,079,600	6,037,857	9,185,774	10,592,380	12,611,153	16,350,317	14,779,169	224,606	-	-	-	95,414,206	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,358,055,695	1,810,810,530	2,673,912,148	3,612,997,859	4,894,994,371	6,133,795,367	6,945,769,154	7,271,423,118	7,773,144,756	8,165,319,380	8,478,550,973	6,519,404,906	3,480,777,943	745,940,309	72,849,867	22,593,642	70,960,340,015	100.00%
	Current and Less Than 30 Days Past Due	2,357,678,279	1,810,662,343	2,673,387,634	3,612,800,147	4,894,637,816	6,132,659,581	6,944,141,489	7,269,402,939	7,771,557,549	8,163,701,529	8,475,534,333	6,517,777,337	3,479,748,113	745,211,295	72,409,883	22,593,642	70,943,903,909	99.98%
	30 to 59 Days Past Due	351,157	148,187	524,514	65,638	356,555	904,617	1,526,318	1,951,442	1,073,630	1,263,434	2,019,235	1,529,617	1,029,830	729,013	-	-	13,473,188	0.02%
	60 to 89 Days Past Due	26,259	-	-	132,074	-	231,168	101,347	68,736	513,577	354,417	997,404	97,952	-	-	439,984	-	2,962,919	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-		-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/30/2020
Distribution Date:	12/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	81,906,101	58,987,800	82,803,184	104,876,589	144,737,357	154,911,472	158,749,034	176,529,461	190,027,259	194,659,872	210,378,985	189,138,214	109,329,036	29,854,396	3,044,732	936,831	1,890,870,322	2.66%
<=599	5,109,946	6,398,411	6,960,496	13,381,171	21,171,105	33,062,026	42,066,770	40,418,272	55,912,412	54,022,880	58,979,904	40,854,364	33,628,548	8,929,749	1,304,405	-	422,200,461	0.59%
600-650	13,570,977	9,683,294	19,675,991	40,432,467	55,723,487	80,197,058	92,006,068	109,532,057	125,286,328	163,767,779	195,052,919	134,746,749	75,997,677	21,059,911	820,924	220,966	1,137,774,652	1.60%
651-700	47,165,151	36,635,934	68,404,676	122,139,594	179,353,897	252,140,354	322,698,069	393,806,486	458,083,354	515,654,662	586,055,924	446,933,246	250,083,873	47,197,461	3,719,821	1,406,641	3,731,479,145	5.26%
701-750	127,709,426	113,814,434	202,119,879	281,999,483	419,298,797	615,611,963	742,369,935	798,269,948	944,655,899	988,584,205	1,114,858,310	857,318,237	492,884,651	94,147,553	9,843,699	1,696,732	7,805,183,150	11.00%
751-800	267,242,207	220,525,657	355,085,656	530,607,352	758,591,633	1,023,088,171	1,211,001,549	1,342,026,047	1,485,305,204	1,636,377,267	1,753,484,109	1,392,408,146	709,649,731	147,123,955	19,067,910	3,602,150	12,855,186,743	18.12%
>800	1,815,351,886	1,364,765,001	1,938,862,265	2,519,561,204	3,316,118,095	3,974,784,322	4,376,877,729	4,410,840,847	4,513,874,300	4,612,252,715	4,559,740,822	3,458,005,950	1,809,204,427	397,627,283	35,048,375	14,730,323	43,117,645,543	60.76%
Total	2,358,055,695	1,810,810,530	2,673,912,148	3,612,997,859	4,894,994,371	6,133,795,367	6,945,769,154	7,271,423,118	7,773,144,756	8,165,319,380	8,478,550,973	6,519,404,906	3,480,777,943	745,940,309	72,849,867	22,593,642	70,960,340,015	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.